BALANCE SHEETS - USD ($)	Aug. 31, 2017	Aug. 31, 2016
Current Assets
Cash and cash equivalents	$ 217,694	$ 809
Prepaid expenses	285,284	9,167
Total Current Assets	502,978	9,976
Property and equipment, net	25,348	0
Total Assets	528,326	9,976
Current Liabilities
Accounts payable and accrued liabilities	421,749	55,275
Due to related parties		45,365
Total Current Liabilities	421,749	100,640
Total Liabilities	421,749	100,640
Commitments and Contingencies (note 10)
Stockholders' Equity (Deficit)
Preferred stock, $0.001 par value, 10,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.001 par value, 350,000,000 shares authorized; 90,589,154 and 74,097,796 shares issued and outstanding as of August 31, 2017 and 2016, respectively	90,589	74,098
Additional paid-in capital	37,144,817	51,108
Accumulated deficit	(37,128,829)	(215,870)
Total Stockholders' Equity (Deficit)	106,577	(90,664)
Total Liabilities and Stockholders' Equity (Deficit)	$ 528,326	$ 9,976